4. NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
4. NOTES PAYABLE

On June 20, 2012, the Company issued three promissory notes payable in aggregate of $268,270 in settlement of outstanding accounts payable. The notes mature earlier of (1) one year from the date of issuance, (2) completion of any major financing event or events in which the Company receives aggregate proceeds of $2,000,000 or more, or (3) any liquidation or reorganization, merger or recapitalization of the Company, bear an interest rate of 8% per annum due at maturity and are unsecured.

On June 6, 2013, the Company issued a secured promissory note payable with a face amount of $97,500 with an original interest discount (“OID”) of $22,500. The note is due in full on October 3, 2013 and is secured by a Company issued note to the Company’s CEO for $150,000 (See note 6). The Company is obligated to file by July 5, 2013 a registration statement on Form S-1 registering an equity line of credit to the benefit of the note holder and to become effective by September 18, 2013. The Company filed Form S-1 on June 24, 2013. In event of default, the promissory note becomes due and payable with interest at 22% per annum thereafter for any unpaid balance.

The OID is amortized over the term of the note.

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500.

The Note bears interest at the rate of 15% per annum. Subject to the prepayment provisions in the Note, the principal plus interest amount of the Note is to be repaid subject to an amortization schedule which provides that the Company pay (i) $47,562.50 thirty days from the date of the Note, (ii) $62,562.50 sixty days from the date of the Note, (iii) $112,562.50 ninety days from the date of the Note and (iv) $162,562.50 one hundred twenty days from the date of the Note. The Company may prepay the Note in full at the Company’s sole option and discretion by providing to Hanover three prior trading days’ written notice, in full. The Company is required to pay off all principal, interest and any other amounts owing prior to any such prepayment. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover.

On March 8, 2012, the Company received a notice of default, sighting Section 5(a) (ii) requiring the Company's common stock trading price not to fall below the volume-weighted average price of $0.08 per share for any given trading day. As such, the escrow agent transferred the 10,000,000 shares of the Company's common stock to the note holder. Should the proceeds arising from the sale of the Company's common stock not satisfy the total due under the agreement, the note holder has further recourse including the right to convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion.

On December 27, 2012, the Company was served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described the convertible promissory note and has failed to honor a notice of conversion issued by the note holder on or about September 7, 2012. Total claim amount is for $122,985.14. The Company does not believe any additional payments are due Hanover Holdings I, LLC and will vigorously defend its position. Upon receiving the Complaint, the Company reclassified the demanded amount of $122,985 to accrued expenses and recognized a gain on settlement of debt of $42,015.

 The original issue discount of $33,500 was charged as interest during the year ended December 31, 2012.

On June 20, 2012, the Company issued three promissory notes payable in aggregate of $268,270 in settlement of outstanding accounts payable. The notes mature earlier of (1) one year from the date of issuance, (2) completion of any major financing event or events in which the Company receives aggregate proceeds of $2,000,000 or more, or (3) any liquidation or reorganization, merger or recapitalization of the Company, bear an interest rate of 8% per annum due at maturity and are unsecured.